Submission	Aug. 31, 2026
Submission [Line Items]
Central Index Key	0001911321
Registrant Name	Kennedy Lewis Capital Company
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES